Capital and other reserves	12 Months Ended
Dec. 31, 2024
Disclosure of reserves within equity [abstract]
Capital and other reserves
4.7 Capital and other reserves

(CHF in millions)	12/31/2024	12/31/2023

Share premium	756.9	756.9
Statutory reserves	53.9	42.3
Equity transaction costs	(8.7)	(8.7)
Tax impact on equity transaction costs	1.3	1.3
Share-based compensation	406.7	349.1
Capital reserves	1,210.0	1,140.8
Foreign currency translation effect	(1.1)	(8.1)
Taxes on foreign currency translation effect	(0.1)	—
Actuarial gains and losses	(3.4)	(2.1)
Taxes on actuarial gains and losses	0.7	0.4
Other reserves	(4.0)	(9.8)